Related Party Transactions: Schedule of Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Tables/Schedules
Schedule of Related Party Transactions

	Three Months Ended December 31, 2017	Three Months Ended December 31, 2016	Nine Months Ended December 31, 2017	Nine Months Ended December 31, 2016
	$	$	$	$
Consulting fees and allowance*	-	20,000	-	127,622
Salary and allowance**	165,052	50,000	435,156	50,000
Stock based compensation***	183,981	183,981	558,453	367,962
Total	349,033	253,981	993,609	545,584

	Three Months Ended March 31, 2017	Three Months Ended March 31, 2016	Twelve Months Ended March 31, 2017	Twelve Months Ended March 31, 2016	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015
	$	$	$	$	$	$
Consulting fees and allowance*	-	43,680	178,460	129,078	222,140	145,825
Salary and allowance**	80,052	-	291,954	63,000	211,902	63,000
Stock based compensation***	203,512	-	623,561	1,054,958	420,049	2,190,152
Total	283,564	43,680	1,093,975	1,247,036	854,091	2,398,977